Fair Value Measurements - Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments		$ 0	$ 50,648,000
Derivative Liabilities	$ 435,000	395,000	661,000
Common Stock Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	5,000	4,200
Common Stock Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	400,000	400,000
Corporate debt security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			39,565,000
U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			2,180,000
Asset-backed security and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			5,248,000
Non-U.S. government and supranational bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			3,655,000
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		2,917,000	24,680,000
Short-Term Investments			50,648,000
Total Financial Assets	5,000	2,917,000	75,328,000
Derivative Liabilities			405,000
Contingent Earn-out Shares liability	6,000	39,000	564,000
Total Financial Liabilities	441,000	434,000	1,630,000
Fair Value, Recurring | Common Stock Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	5,000	4,000	7,000
Fair Value, Recurring | Common Stock Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	430,000	391,000	654,000
Fair Value, Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	5,000	2,917,000	22,481,000
Fair Value, Recurring | Corporate debt security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			2,199,000
Short-Term Investments			39,564,000
Fair Value, Recurring | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			2,181,000
Fair Value, Recurring | Asset-backed security and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			5,248,000
Fair Value, Recurring | Non-U.S. government and supranational bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			3,655,000
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		2,917,000	24,680,000
Short-Term Investments			2,181,000
Total Financial Assets	5,000	2,917,000	26,861,000
Derivative Liabilities			0
Contingent Earn-out Shares liability	0	0	0
Total Financial Liabilities	430,000	391,000	654,000
Fair Value, Recurring | Level 1 | Common Stock Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	0	0	0
Fair Value, Recurring | Level 1 | Common Stock Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	430,000	391,000	654,000
Fair Value, Recurring | Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	5,000	2,917,000	22,481,000
Fair Value, Recurring | Level 1 | Corporate debt security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			2,199,000
Short-Term Investments			0
Fair Value, Recurring | Level 1 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			2,181,000
Fair Value, Recurring | Level 1 | Asset-backed security and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Recurring | Level 1 | Non-U.S. government and supranational bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		0	0
Short-Term Investments			48,467,000
Total Financial Assets	0	0	48,467,000
Derivative Liabilities			0
Contingent Earn-out Shares liability	0	0	0
Total Financial Liabilities	5,000	4,000	7,000
Fair Value, Recurring | Level 2 | Common Stock Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	5,000	4,000	7,000
Fair Value, Recurring | Level 2 | Common Stock Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	0	0	0
Fair Value, Recurring | Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0	0	0
Fair Value, Recurring | Level 2 | Corporate debt security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0
Short-Term Investments			39,564,000
Fair Value, Recurring | Level 2 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Recurring | Level 2 | Asset-backed security and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			5,248,000
Fair Value, Recurring | Level 2 | Non-U.S. government and supranational bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			3,655,000
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents		0	0
Short-Term Investments			0
Total Financial Assets	0	0	0
Derivative Liabilities			405,000
Contingent Earn-out Shares liability	6,000	39,000	564,000
Total Financial Liabilities	6,000	39,000	969,000
Fair Value, Recurring | Level 3 | Common Stock Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	0	0	0
Fair Value, Recurring | Level 3 | Common Stock Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants liabilities	0	0	0
Fair Value, Recurring | Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	$ 0	$ 0	0
Fair Value, Recurring | Level 3 | Corporate debt security
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents			0
Short-Term Investments			0
Fair Value, Recurring | Level 3 | U.S. treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Recurring | Level 3 | Asset-backed security and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			0
Fair Value, Recurring | Level 3 | Non-U.S. government and supranational bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-Term Investments			$ 0